SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                      Deutsche Global Income Builder Fund

--------------------------------------------------------------------------------

Darwei Kung and Walter R. Holman have been added as portfolio managers of the fund and are, together with William Chepolis, Gary Russell, John D. Ryan and Fabian Degen, responsible for the day-to-day management of the fund.


The following information replaces the existing tables in "APPENDIX I-D
- PORTFOLIO MANAGEMENT" of the fund's Statement of Additional Information. The information for William Chepolis, Gary Russell, John D. Ryan and Fabian Degen is provided as of October 31, 2014 and the information for Darwei Kung and Walter R. Holman is provided as of September 30, 2015:


FUND OWNERSHIP OF PORTFOLIO MANAGERS



                               DOLLAR RANGE OF     DOLLAR RANGE OF ALL DEUTSCHE
NAME OF PORTFOLIO MANAGER     FUND SHARES OWNED         FUND SHARES OWNED
William Chepolis             $10,001 - $50,000           Over $1,000,000
Gary Russell                 $    0                   $500,001 - $1,000,000
John D. Ryan                    $1 - $10,000           $100,001 - $500,000
Darwei Kung                  $10,001 - $50,000         $100,001 - $500,000
Walter R. Holman             $    0                     $10,001 - $50,000
Fabian Degen                 $    0                     $10,001 - $50,000


CONFLICTS OF INTEREST


OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:



                       NUMBER OF    TOTAL ASSETS OF    NUMBER OF INVESTMENT
                      REGISTERED       REGISTERED        COMPANY ACCOUNTS      TOTAL ASSETS OF
NAME OF               INVESTMENT       INVESTMENT       WITH PERFORMANCE-     PERFORMANCE-BASED
PORTFOLIO MANAGER      COMPANIES       COMPANIES            BASED FEE           FEE ACCOUNTS
William Chepolis          16        $8,243,914,643              0                    $0
Gary Russell              16        $6,559,349,732              0                    $0
John D. Ryan              11        $5,015,192,224              0                    $0
Darwei Kung               17        $4,932,134,797              0                    $0
Walter R. Holman           0        $            0              0                    $0
Fabian Degen               1        $  360,983,667              0                    $0

December 10, 2015
SAISTKR-223

                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]

OTHER POOLED INVESTMENT VEHICLES MANAGED:



                                                          NUMBER OF POOLED
                       NUMBER OF                         INVESTMENT VEHICLE    TOTAL ASSETS OF
                        POOLED       TOTAL ASSETS OF        ACCOUNTS WITH       PERFORMANCE-
NAME OF               INVESTMENT    POOLED INVESTMENT       PERFORMANCE-          BASED FEE
PORTFOLIO MANAGER      VEHICLES          VEHICLES             BASED FEE           ACCOUNTS
William Chepolis          0                 $0                   0                   $0
Gary Russell              0                 $0                   0                   $0
John D. Ryan              0                 $0                   0                   $0
Darwei Kung               0                 $0                   0                   $0
Walter R. Holman          0                 $0                   0                   $0
Fabian Degen              0                 $0                   0                   $0


OTHER ACCOUNTS MANAGED:



                                                        NUMBER OF OTHER    TOTAL ASSETS OF
                                        TOTAL ASSETS     ACCOUNTS WITH      PERFORMANCE-
NAME OF                  NUMBER OF        OF OTHER        PERFORMANCE-        BASED FEE
PORTFOLIO MANAGER     OTHER ACCOUNTS      ACCOUNTS         BASED FEE          ACCOUNTS
William Chepolis            0           $          0          0                  $0
Gary Russell                8           $791,831,526          0                  $0
John D. Ryan                0           $          0          0                  $0
Darwei Kung                 1           $269,895,647          0                  $0
Walter R. Holman            3           $  6,348,034          0                  $0
Fabian Degen                0           $          0          0                  $0

               Please Retain This Supplement for Future Reference


December 10, 2015
SAISTKR-223
                                       2